Restatement of Previously Issued Financial Statements (Details) (USD $)	4 Months Ended		12 Months Ended		16 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Feb. 29, 2012	Jun. 30, 2012	Mar. 10, 2011
Warrant liability	$ 7,330,000	$ 0	$ 7,330,000		$ 7,330,000
Total liabilities	9,761,398	226,500	9,761,398		9,761,398
Ordinary shares, subject to possible redemption	65,776,491	0	65,776,491		65,776,491
Ordinary shares	5,000,004	25,000	5,000,004		5,000,004
Additional paid-in capital	0	0	0		0
Deficit accumulated during the development stage	0	(5,000)	0		0
Total shareholders' equity	5,000,004	20,000	5,000,004		5,000,004	0
Total liabilities and shareholders' equity	80,537,893	246,500	80,537,893		80,537,893
Other income / (expense):
Change in fair value of warrant liability	855,167				1,832,500
Net income / (loss) attributable to ordinary shares not subject to possible redemption	691,125	(5,000)	1,275,805	(397,653)	1,270,805
Weighted average number of ordinary shares outstanding, excluding shares subject to possible redemption - basic and diluted (in shares)	3,531,758	2,012,500			3,151,064
Net loss per ordinary share, excluding shares subject to possible redemption - basic and diluted (in dollars per share)	$ 0.2	$ 0			$ 0.4
Operating activities:
Net income (loss)	691,125	(5,000)	1,275,805	(397,653)	1,270,805
Change in fair value of warrant liability	(855,167)	0			(1,832,500)
Supplemental disclosure of non-cash financing activities:
Adjustment for warrant liability in connection with the Public Offering					9,162,500
Scenario, Previously Reported [Member]
Warrant liability	0		0		0
Total liabilities	2,431,398		2,431,398		2,431,398
Ordinary shares, subject to possible redemption	73,106,491		73,106,491		73,106,491
Ordinary shares	2,436,699		2,436,699		2,436,699
Additional paid-in capital	3,125,000		3,125,000		3,125,000
Deficit accumulated during the development stage	(561,695)		(561,695)		(561,695)
Total shareholders' equity	5,000,004		5,000,004		5,000,004
Total liabilities and shareholders' equity	80,537,893		80,537,893		80,537,893
Other income / (expense):
Change in fair value of warrant liability	0				0
Net income / (loss) attributable to ordinary shares not subject to possible redemption	(164,042)				(561,695)
Weighted average number of ordinary shares outstanding, excluding shares subject to possible redemption - basic and diluted (in shares)	2,738,347				2,508,199
Net loss per ordinary share, excluding shares subject to possible redemption - basic and diluted (in dollars per share)	$ (0.06)				$ (0.22)
Operating activities:
Net income (loss)	(164,042)				(561,695)
Change in fair value of warrant liability	0				0
Supplemental disclosure of non-cash financing activities:
Adjustment for warrant liability in connection with the Public Offering					0
Restatement Adjustment [Member]
Warrant liability	7,330,000		7,330,000		7,330,000
Total liabilities	7,330,000		7,330,000		7,330,000
Ordinary shares, subject to possible redemption	(7,330,000)		(7,330,000)		(7,330,000)
Ordinary shares	2,563,305		2,563,305		2,563,305
Additional paid-in capital	(3,125,000)		(3,125,000)		(3,125,000)
Deficit accumulated during the development stage	561,695		561,695		561,695
Total shareholders' equity	0		0		0
Total liabilities and shareholders' equity	0		0		0
Other income / (expense):
Change in fair value of warrant liability	855,167				1,832,500
Net income / (loss) attributable to ordinary shares not subject to possible redemption	855,167				1,832,500
Weighted average number of ordinary shares outstanding, excluding shares subject to possible redemption - basic and diluted (in shares)	793,411				642,865
Net loss per ordinary share, excluding shares subject to possible redemption - basic and diluted (in dollars per share)	$ 0.26				$ 0.63
Operating activities:
Net income (loss)	855,167				1,832,500
Change in fair value of warrant liability	(855,167)				(1,832,500)
Supplemental disclosure of non-cash financing activities:
Adjustment for warrant liability in connection with the Public Offering					$ 9,162,500